Banking deposits guarantee insurance system (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 05, 2026
Deposits Guarantee Regime [Line Items]
Contributions to the deposits guarantee fund	$ 23,871,317	$ 14,383,350	$ 16,409,043
BCRA
Deposits Guarantee Regime [Line Items]
Deposits secured by insurance	$ 25,000
BCRA | Communication A 8407
Deposits Guarantee Regime [Line Items]
Deposits secured by insurance				$ 50,000
Argentine Central Bank | Communication “B” 12,955
Deposits Guarantee Regime [Line Items]
Non-controlling interests, % of total shares	9.6486%
Argentine Central Bank | Communication “B” 13,138
Deposits Guarantee Regime [Line Items]
Non-controlling interests, % of total shares	11.3549%